COMMITMENT AND CONTINGENT LIABILITIES - Obligation Under Funding Agreements (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Outstanding balance at end of period	$ 3,000	$ 3,000	$ 2,238
Issued during the period	4,500	6,762	7,738
Repaid during the period	4,500	6,000	6,000
FHLBNY Short-Term Funding Agreements Maturing in Less than One Month
Loss Contingencies [Line Items]
Outstanding balance at end of period	500	500	500
Issued during the period	4,500	6,000	6,000
Repaid during the period	4,500	6,000	6,000
FHLBNY Long-Term Funding Agreements Maturing in Less than Four Years
Loss Contingencies [Line Items]
Outstanding balance at end of period	1,621	1,244	58
Issued during the period	0	324	58
Repaid during the period	0	0
FHLBNY Long-Term Funding Agreements Maturing in Less than Five Years
Loss Contingencies [Line Items]
Outstanding balance at end of period	98	377	862
Issued during the period	0	303	862
Repaid during the period	0	0
FHLBNY Long-Term Funding Agreements Maturing in Greater than Five Years
Loss Contingencies [Line Items]
Outstanding balance at end of period	781	879	818
Issued during the period	0	135	818
Repaid during the period	0	0
FHLBNY Long-Term Funding Agreements
Loss Contingencies [Line Items]
Outstanding balance at end of period	2,500	2,500	1,738
Issued during the period	0	762	$ 1,738
Repaid during the period	$ 0	$ 0